DEFERRED TAX (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2023	As of December 31, 2022
Deferred tax asset	6,220	5,832
Deferred tax liability	(2,212)	(2,179)
Deferred tax asset, net	4,008	3,653

Summary of Change in Deferred Income Tax
The change in the deferred tax account is as follows:

Six Months Ended June 30, 2023
Deferred tax, net at the beginning of the period	3,653
Credited to the consolidated statement of comprehensive income (Note 21)	250
Translation differences	105
Deferred tax, net at the end of the period	4,008

Disclosure of Deferred Taxes Calculated on Temporary Differences
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As of June 30, 2023	As of December 31, 2022
Intangible assets - deferred tax assets	5,636	5,742
Intangible assets - deferred tax liability	(3,119)	(3,151)
Trading losses and other allowances	1,491	1,062
Net deferred tax assets	4,008	3,653